Treasury Stock - Additional Information (Detail) (American Depository Shares)	4 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 05, 2014
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased (in shares)	1,553,085	586,869	1,553,085	586,869	447,828
Business acquisition, shares issued			0	840,114	2,343,239
Managed Network Entities | Galaxy ENet Inc
Schedule of Capitalization, Equity [Line Items]
Business acquisition, shares issued			76,048			76,048